Vessels held for sale	12 Months Ended
Dec. 31, 2014
Vessels held for sale [Abstract]
Vessels held for sale
6.	Vessels held for sale

Net Book Value
December 31, 2011	$45,272
Vessel impairment charge	(12,480)
December 31, 2012	$32,792
Vessel impairment charge	(3,477)
Reclassified to vessels, net	(29,315)
Reclassified to vessel held for sale	3,465
December 31, 2013	$3,465
Vessel Sold	(3,465)
December 31, 2014	$-

Vessels classified as assets held for sale during the year ended December 31, 2012.

The Company according to the provisions of ASC 360, has classified the M/V Free Hero, the M/V Free Jupiter, the M/V Free Impala and the M/V Free Neptune as “held for sale” in the accompanying consolidated balance sheet for the year ended December 31, 2012 at their estimated market values less costs to sell, as all criteria required for the classification as “Held for Sale” were met at the balance sheet date.

As of December 31, 2012, the Company compared the carrying values of vessels classified as held for sale with their estimated market values less costs to sell and recognized an impairment loss of $12,480 in the accompanying consolidated statements of operations, of which $2,880 relates to the M/V Free Hero, $3,360 to the M/V Free Jupiter, $3,360 to the M/V Free Impala and $2,880 to the M/V Free Neptune.

Vessel classified as asset held for sale during the year ended December 31, 2013.

As of December 31, 2013 the Company (i) classified the M/V Free Knight as “held for sale”, and (ii) reclassified the M/V Free Hero, M/V Free Jupiter, M/V Free Impala and M/V Free Neptune as ‘‘held and used’’ – see Note 5 above.

No vessels were classified as assets held for sale during the year ended December 31, 2014.